Income Taxes - Additional Information (Detail) $ in Millions	3 Months Ended
Jan. 31, 2023 CAD ($)
Disclosure of Income Tax [Line items]
One-time income tax expense, Canada recovery dividend, pro-rated fiscal 2022 impact	$ 59
One-time income tax expense, Canada recovery dividend	312
One-time income tax expense	371
2011 - 2017 taxation years [member]
Disclosure of Income Tax [Line items]
Additional income tax expense and interest	$ 1,425